Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 13,476	$ 24,048	$ 0
Other Assets, Fair Value Disclosure	$ 22,374	$ 16,171	$ 0